UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1850 Mt. Diablo Boulevard, Suite 640 Walnut Creek, California 94596

(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1850 Mt. Diablo Boulevard, Suite 640

Walnut Creek, California 94596

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULES OF INVESTMENTS

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited)

At September 30, 2019

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.1%
Advertising	0.4%
National CineMedia, Inc.	0.4%	15,050	$123,410

Apparel	0.7%
Rocky Brands, Inc.	0.4%	3,740	124,280
Other Apparel(a)	0.3%		88,496
			212,776

Auto Parts & Equipment	4.4%
Tenneco, Inc. - Class A	0.5%	10,758	134,690
Visteon Corp.(b)	0.6%	1,928	159,137
Other Auto Parts & Equipment(a)	3.3%		909,922
			1,203,749

Biotechnology	0.9%
AMAG Pharmaceuticals, Inc.(b)	0.4%	10,614	122,592
Other Biotechnology(a)	0.5%		120,191
			242,783

Building Materials	2.8%
Boise Cascade Co.	0.4%	3,711	120,942
Builders FirstSource, Inc.(b)	0.4%	6,061	124,705
Other Building Materials(a)	2.0%		546,171
			791,818

Chemicals	2.5%
Huntsman Corp.	0.5%	5,345	124,325
Innophos Holdings, Inc.	0.4%	3,682	119,518
Other Chemicals(a)	1.6%		439,927
			683,770

Diversified Financial Services	3.3%
Curo Group Holdings Corp.(b)	0.5%	9,553	126,864
Deluxe Corp.	0.4%	2,541	124,916
Other Diversified Financial Services(a)	2.4%		666,226
			918,006

Electronics	5.1%
Atkore International Group, Inc.(b)	0.4%	4,059	123,191
Benchmark Electronics, Inc.	0.4%	4,146	120,483
Comtech Telecommunications Corp.	0.4%	3,739	121,518
Jabil, Inc.	0.4%	3,335	119,293
TTM Technologies, Inc.(b)	0.5%	10,672	130,145
Other Electronics(a)	3.0%		836,272
			1,450,902

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2019

	% of Total Net Assets	Shares	Market Value
Engineering & Construction	3.2%
Aegion Corp. - Class A(b)	0.4%	5,639	$120,562
MasTec, Inc.(b)	0.5%	1,987	129,016
VSE Corp.	0.5%	3,914	133,428
Other Engineering & Construction(a)	1.8%		498,818
			881,824

Food	1.2%
United Natural Foods, Inc.(b)	0.4%	10,810	124,531
Other Food(a)	0.8%		214,974
			339,505

Household Products & Wares	0.4%
ACCO Brands Corp.	0.4%	13,136	129,652

Insurance	3.4%
Hallmark Financial Services, Inc.(b)	0.5%	7,011	134,120
Other Insurance(a)	2.9%		803,847
			937,967

Internet	1.4%
Stamps.com, Inc.(b)	0.6%	2,250	167,513
Other Internet(a)	0.8%		209,456
			376,969

Media	0.9%
Gannett Co., Inc.	0.5%	12,354	132,682
Other Media(a)	0.4%		106,289
			238,971

Metal Fabricate & Hardware	2.6%
Olympic Steel, Inc.	0.4%	8,206	118,166
Tredegar Corp.	0.4%	6,165	120,341
Other Metal Fabricate & Hardware(a)	1.8%		493,158
			731,665

Miscellaneous Manufacturers	1.5%
Lydall, Inc.(b)	0.5%	5,451	135,784
Other Miscellaneous Manufacturers(a)	1.0%		290,448
			426,232

Oil & Gas	7.7%
HollyFrontier Corp.	0.4%	2,220	119,081
Other Oil & Gas(a)	7.3%		2,038,836
			2,157,917

Pharmaceuticals	2.2%
Lannett Co., Inc.(b)	0.7%	17,122	191,766
Other Pharmaceuticals(a)	1.5%		408,279
			600,045

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2019

	% of Total Net Assets	Shares	Market Value
Retail	11.1%
BMC Stock Holdings, Inc.(b)	0.4%	4,784	$125,245
Buckle, Inc. (The)	0.5%	6,002	123,641
Citi Trends, Inc.	0.5%	6,749	123,507
Conn’s, Inc.(b)	0.5%	5,902	146,724
GMS, Inc.(b)	0.5%	4,523	129,901
Group 1 Automotive, Inc.	0.4%	1,285	118,618
Hibbett Sports, Inc.(b)	0.4%	5,260	120,454
Michaels Cos., Inc. (The)(b)	0.4%	12,789	125,204
PetMed Express, Inc.	0.4%	6,660	120,013
Sally Beauty Holdings, Inc.(b)	0.5%	8,497	126,520
Shoe Carnival, Inc.	0.4%	3,740	121,213
Urban Outfitters, Inc.(b)	0.4%	4,349	122,164
Zumiez, Inc.(b)	0.5%	4,235	134,144
Other Retail(a)	5.3%		1,472,738
			3,110,086

Semiconductors	3.6%
Alpha & Omega Semiconductor Ltd.(b)	0.5%	11,920	146,378
Amkor Technology, Inc.(b)	0.5%	13,965	127,081
Axcelis Technologies, Inc.(b)	0.4%	6,901	117,938
Photronics, Inc.(b)	0.5%	12,325	134,096
Synaptics, Inc.(b)	0.5%	3,448	137,748
Other Semiconductors(a)	1.2%		322,280
			985,521

Transportation	4.1%
Echo Global Logistics, Inc.(b)	0.4%	5,317	120,430
Saia, Inc.(b)	0.5%	1,607	150,576
XPO Logistics, Inc.(b)	0.5%	1,869	133,764
Other Transportation(a)	2.7%		753,432
			1,158,202

Miscellaneous(c)	35.7%		9,959,740

Total Common Stocks (Cost $25,618,210)	99.1%		27,661,510
Total Investments (Cost $25,618,210)(d)	99.1%		27,661,510
Other Assets in Excess of Liabilities	0.9%		259,365
Total Net Assets	100.0%		$27,920,875

(a)	Industry classifications and or positions included individually represent less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(b)	Non income producing security.
(c)	Miscellaneous classifications represents industries and position less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(d)	The aggregate cost of investments for tax purposes was $25,618,210. The net unrealized appreciation was $2,043,300, which consisted of aggregate gross unrealized appreciation of $2,403,311 and aggregate gross unrealized deprecation of $(360,011).

USCF ETF TRUST

USCF SummerHaven SHPEI Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2019

Summary of Investments by Country^
United States	98.2%
Puerto Rico	0.7
Luxembourg	0.7
Israel	0.4
100.0%

Summary of Investments by Sector^
Industrial	23.3%
Financial	22.9
Consumer Cyclical	20.5
Consumer Non-cyclical	10.8
Energy	9.2
Technology	5.2
Basic Materials	5.1
Communications	3.0
100.0%

^	As a percentage of total investments. All stocks are listed on U.S. Exchanges.

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund

Schedule of Investments (Unaudited)

At September 30, 2019

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.8%
Auto Manufacturers	2.6%
Navistar International Corp.(a)	1.2%	321	$9,023
Wabash National Corp.	1.4%	706	10,244
			19,267

Auto Parts & Equipment	20.2%
Adient PLC	1.5%	477	10,952
American Axle & Manufacturing Holdings, Inc.(a)	1.1%	965	7,932
BorgWarner, Inc.	1.4%	274	10,050
Commercial Vehicle Group, Inc.(a)	1.4%	1,407	10,144
Cooper Tire & Rubber Co.	1.3%	354	9,247
Cooper-Standard Holdings, Inc.(a)	1.4%	247	10,097
Dana, Inc.	1.2%	590	8,520
Goodyear Tire & Rubber Co. (The)	1.4%	741	10,674
Lear Corp.	1.3%	82	9,668
Meritor, Inc.(a)	1.2%	476	8,806
Miller Industries, Inc.	1.6%	349	11,622
Modine Manufacturing Co.(a)	1.2%	775	8,812
Tenneco, Inc. - Class A	1.9%	1,138	14,248
Visteon Corp.(a)	2.3%	202	16,673
			147,445

Coal	3.7%
Ramaco Resources, Inc.(a)	1.0%	2,019	7,541
Other Coal(b)	2.7%		20,108
			27,649

Electrical Components & Equipment	1.5%
Encore Wire Corp.	1.5%	193	10,862

Energy-Alternate Sources	3.0%
FutureFuel Corp.	1.5%	916	10,937
REX American Resources Corp.(a)	1.5%	146	11,144
			22,081

Forest Products & Paper	2.3%
Domtar Corp.	1.3%	256	9,167
Verso Corp. - Class A(a)	1.0%	591	7,317
			16,484

Hand & Machine Tools	1.3%
Kennametal, Inc.	1.3%	317	9,745

Iron & Steel	4.2%
Commercial Metals Co.	1.5%	611	10,619
Steel Dynamics, Inc.	1.5%	360	10,728
United States Steel Corp.	1.2%	783	9,044
			30,391

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2019

	% of Total Net Assets	Shares	Market Value
Machinery-Construction & Mining	2.7%
Oshkosh Corp.	1.4%	130	$9,854
Terex Corp.	1.3%	365	9,479
			19,333

Machinery-Diversified	8.9%
Columbus McKinnon Corp.	1.3%	265	9,654
GrafTech International Ltd.	1.6%	935	11,968
Hurco Cos., Inc.	1.4%	303	9,747
Ichor Holdings Ltd.(a)	1.5%	462	11,171
Manitowoc Co., Inc. (The)(a)	1.1%	639	7,987
Twin Discount, Inc.(a)	1.1%	764	8,091
Other Machinery-Diversified(b)	0.9%		6,557
			65,175

Metal Fabricate & Hardware	1.2%
TimkenSteel Corp.(a)	1.2%	1,474	9,271

Mining	3.8%
Alcoa Corp.(a)	1.3%	484	9,714
Kaiser Aluminum Corp.	1.6%	118	11,678
Other Mining(b)	0.9%		6,179
			27,571

Oil & Gas	42.8%
Bonanza Creek Energy, Inc.(a)	1.6%	528	$11,822
C&J Energy Services, Inc.(a)	1.4%	933	10,011
Carrizo Oil & Gas, Inc.(a)	1.3%	1,105	9,486
CNX Resources Corp.(a)	1.5%	1,515	10,999
CVR Energy, Inc.	1.3%	209	9,202
Delek US Holdings, Inc.	1.3%	271	9,837
EQT Corp.	1.0%	687	7,310
Evolution Petroleum Corp.	1.3%	1,618	9,449
Exterran Corp.(a)	1.4%	799	10,435
Goodrich Petroleum Corp.(a)	1.3%	914	9,716
HollyFrontier Corp.	1.7%	232	12,444
Jagged Peak Energy, Inc.(a)	1.3%	1,261	9,155
Keane Group, Inc.(a)	1.3%	1,625	9,847
Montage Resources Corp.(a)	1.0%	1,978	7,477
Murphy Oil Corp.	1.3%	437	9,662
Murphy USA, Inc.(a)	1.5%	125	10,663
National Energy Services Reunited Corp.(a)	1.2%	1,298	8,671
Newpark Resources, Inc.(a)	1.6%	1,542	11,750
Oasis Petroleum, Inc.(a)	1.0%	2,081	7,200
Patterson-UTI Energy, Inc.	1.1%	936	8,003
PBF Energy, Inc. - Class A	1.4%	368	10,006
PDC Energy, Inc.(a)	1.3%	334	9,269
Penn Virginia Corp.(a)	1.5%	368	10,698
RPC, Inc.	1.2%	1,611	9,038

USCF ETF TRUST

USCF SummerHaven SHPEN Index Fund

Schedule of Investments (Unaudited) (Continued)

At September 30, 2019

	% of Total Net Assets	Shares	Market Value
Oil & Gas (continued)	42.8%
SandRidge Energy, Inc.(a)	1.0%	1,604	$7,539
SilverBow Resources, Inc.(a)	1.1%	825	7,994
SM Energy Co.	1.2%	932	9,031
Talos Energy, Inc.(a)	1.2%	428	8,701
US Silica Holdings, Inc.	1.1%	880	8,413
Other Oil & Gas(b)	5.4%		39,429
			313,257

Retail	1.6%
World Fuel Services Corp.	1.6%	301	12,022

Total Common Stocks (Cost $1,046,413)	99.8%		730,553
Rights	0.0%*
Miscellaneous(c)	0.0%*		—
Total Rights (Cost $0)	0.0%*		—
Total Investments (Cost $1,046,413)(d)	99.8%		730,553
Other Assets in Excess of Liabilities	0.2%		1,265
Total Net Assets	100.0%		$731,818

*	Position represents less than 0.05%
(a)	Non income producing security.
(b)	Industry classifications and or positions included individually represent less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(c)	Miscellaneous classifications represents industries and position less than 1% of total net assets and are not included in the top 50 holdings of the Fund, which may also include non-income producing securities.
(d)	The aggregate cost of investments for tax purposes was $1,046,413. The net unrealized depreciation was $(315,860), which consisted of aggregate gross unrealized appreciation of $18,968 and aggregate gross unrealized depreciation of $(334,828).

Summary of Investments by Country^
United States	100.0%
Canada	0.0 *
100.0%

Summary of Investments by Sector^
Energy	49.7%
Consumer Cyclical	24.5
Industrial	15.6
Basic Materials	10.2
100.0%

^	As a percentage of total investments. All stocks are listed on U.S. Exchanges.
*	Position represents less than 0.05%.

USCF ETF TRUST

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund

Consolidated Schedule of Investments (Unaudited)

At September 30, 2019

Besides the following listed futures contracts, treasury bills, money market funds and time deposits of the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”) and its wholly-owned subsidiary, there were no additional investments held by the Fund at September 30, 2019.

The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2019:

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Futures Contracts - Long
Foreign Contracts
LME Lead Futures LL October 2019 contracts	8	$407,971	Oct-19	$18,479	0.4%
LME Nickel Futures LN November 2019 contracts	9	746,271	Nov-19	177,653	3.3%
LME Tin Futures LT November 2019 contracts	5	502,675	Nov-19	(104,400)	(1.9)%
LME Zinc Futures LX December 2019 contracts	7	407,510	Dec-19	10,989	0.2%
ICE Gas Oil Futures QS January 2020 contracts	7	406,325	Jan-20	(4,525)	(0.1)%
ICE Brent Crude Oil Futures CO April 2020 contracts	6	374,110	Feb-20	(30,550)	(0.6)%
	42	2,844,862		67,646	1.3%
United States Contracts
NYMEX RBOB Gasoline Futures RB December 2019 contracts	6	393,124	Nov-19	(7,791)	(0.1)%
COMEX Gold Futures GC December 2019 contracts	3	435,830	Dec-19	6,040	0.1%
COMEX Silver Futures SI December 2019 contracts	4	332,390	Dec-19	7,570	0.1%
CBOT Soybean Futures S January 2020 contracts	8	365,212	Jan-20	2,588	0.1%
NYMEX Platinum Futures PL January 2020 contracts	8	364,390	Jan-20	(8,710)	(0.2)%
CME Lean Hogs Futures LH February 2020 contracts	12	370,380	Feb-20	4,020	0.1%
NYMEX WTI Crude Oil Futures CL April 2020 contracts	7	375,650	Mar-20	(8,220)	(0.2)%
ICE Sugar #11 Futures SB May 2020 contracts	27	377,765	Apr-20	7,795	0.1%
NYMEX Heating Oil Futures HO June 2019 contracts	5	385,724	May-20	(7,304)	(0.1)%
ICE Cocoa Futures CC July 2020 contracts	16	392,880	Jul-20	(3,760)	(0.1)%
	96	3,793,345		(7,772)	(0.2)%

USCF ETF TRUST

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

At September 30, 2019

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Futures Contracts - Short*
Foreign Contracts
LME Lead Futures LL October 2019 contracts	8	(417,622)	Oct-19	$(8,874)	(0.2)%
LME Nickel Futures LN November 2019 contracts	5	(392,879)	Nov-19	(120,464)	(2.2)%
LME Tin Futures LT November 2019 contracts	5	(443,000)	Nov-19	44,698	0.8%
	18	(1,253,501)		(84,640)	(1.6)%
Total Open Futures Contracts**	156	$5,384,706		$(24,766)	(0.5)%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
2.02%, 10/03/2019	$100,000	$99,989	1.9%
2.06%, 10/10/2019	100,000	99,949	1.9%
2.14%, 10/17/2019	250,000	249,764	4.6%
1.91%, 10/24/2019	100,000	99,878	1.9%
2.14%, 10/31/2019	200,000	199,646	3.8%
1.92%, 11/07/2019	50,000	49,902	0.9%
2.19%, 11/21/2019	150,000	149,538	2.8%
2.01%, 11/29/2019	250,000	249,183	4.6%
2.24%, 12/05/2019	200,000	199,235	3.7%
1.91%, 12/12/2019	50,000	49,810	0.9%
2.08%, 12/19/2019	200,000	199,094	3.7%
1.88%, 12/26/2019	100,000	99,552	1.8%
2.03%, 1/09/2020	50,000	49,721	0.9%
2.01%, 1/16/2020	250,000	248,525	4.6%
2.04%, 1/23/2020	50,000	49,681	0.9%
1.87%, 2/13/2020	100,000	99,304	1.9%
1.82%, 3/05/2020	100,000	99,218	1.9%
1.85%, 3/12/2020	100,000	99,171	1.9%
Total Treasury Obligations (Cost $2,391,160)		$2,391,160	44.6%

United States - Money Market Funds
Fidelity Investments Money Market Funds - Government Portfolio	700,000	700,000	13.1%
Goldman Sachs Financial Square Funds - Government Fund - Class FS	1,210,000	1,210,000	22.6%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	750,000	750,000	14.0%
Total Money Market Funds (Cost $2,660,000)		$2,660,000	49.7%

USCF ETF TRUST

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

At September 30, 2019

	Face Amount	Market Value	% of Total Net Assets
Time Deposits
ANZ National Bank, 1.25% due 10/01/2019	96,835	$96,835	1.8%
Brown Brothers Harriman & Co., 1.25% due 10/01/2019	3,943	3,943	0.1%
Total Time Deposits (Cost $100,778)		100,778	1.9%
Total Cash Equivalents (Cost $5,151,938)		$5,151,938	96.2%
Total Investments (Cost $5,151,938)(a)		$5,127,172	95.7%
Other Assets in Excess of Liabilities		232,757	4.3%
Total Net Assets		$5,359,929	100.0%

*	All short contracts are offset by long positions in Futures Contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
**	Collateral amounted to $778,693 on open futures contracts.
(a)	The aggregate cost of investments for tax purposes was $5,151,938.

Summary of Investments by Country^
United States	98.3%
United Kingdom	1.6
Cayman Islands	0.1
Total	100.0%

^	As a percentage of total investments. All securities are listed on U.S. Exchanges.

USCF ETF TRUST

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at September 30, 2019 for the Funds, using the fair value hierarchy:

USCF SummerHaven SHPEI Index Fund

At September 30, 2019	Total	Level 1	Level 2	Level 3
Investments, at fair value
Common Stocks:
Advertising	$123,410	$123,410	$—	$—
Apparel	212,776	212,776	—	—
Auto Parts & Equipment	1,203,749	1,203,749	—	—
Biotechnology	242,783	242,783	—	—
Building Materials	791,818	791,818	—	—
Chemicals	683,770	683,770	—	—
Diversified Financial Services	918,006	918,006	—	—
Electronics	1,450,902	1,450,902	—	—
Engineering & Construction	881,824	881,824	—	—
Food	339,505	339,505	—	—
Household Products & Wares	129,652	129,652	—	—
Insurance	937,967	937,967	—	—
Internet	376,969	376,969	—	—
Media	238,971	238,971	—	—
Metal Fabricate & Hardware	731,665	731,665	—	—
Miscellaneous Manufacturers	426,232	426,232	—	—
Oil & Gas	2,157,917	2,157,917	—	—
Pharmaceuticals	600,045	600,045	—	—
Retail	3,110,086	3,110,086	—	—
Semiconductors	985,521	985,521	—	—
Transportation	1,158,202	1,158,202	—	—
Miscellaneous	9,959,740	9,959,740	—	—
Total Investments, at fair value	$27,661,510	$27,661,510	$—	$—

USCF SummerHaven SHPEN Index Fund

At September 30, 2019	Total	Level 1	Level 2	Level 3
Investments, at fair value
Common Stocks:
Auto Manufacturers	$19,267	$19,267	$—	$—
Auto Parts & Equipment	147,445	147,445	—	—
Coal	27,649	27,649	—	—
Electrical Components & Equipment	10,862	10,862	—	—
Energy-Alternate Sources	22,081	22,081	—	—
Forest Products & Paper	16,484	16,484	—	—
Hand & Machine Tools	9,745	9,745	—	—
Iron & Steel	30,391	30,391	—	—
Machinery-Construction & Mining	19,333	19,333	—	—
Machinery-Diversified	65,175	65,175	—	—
Metal Fabricate & Hardware	9,271	9,271	—	—
Mining	27,571	27,571	—	—
Oil & Gas	313,257	313,257	—	—
Retail	12,022	12,022	—	—
Rights:
Miscellaneous	—	—	—	—
Total Investments, at fair value	$730,553	$730,553	$—	$—

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund

At September 30, 2019	Total	Level 1	Level 2	Level 3
Investments
Cash Equivalents:
Time Deposits	$100,778	$100,778	$—	$—
United States Treasury Obligations	2,391,160	2,391,160	—	—
United States - Money Market Funds	2,660,000	2,660,000	—	—
Total Cash Equivalents, at value	$5,151,938	$5,151,938	$—	$—

Exchange-Traded Futures Contracts:
Foreign Contacts	$(16,994)	$(16,994)	$—	$—
United States Contacts	(7,772)	(7,772)	—	—
Total Exchange-Traded Futures Contracts	$(24,766)	$(24,766)	$—	$—
Total Investments	$5,127,172	$5,127,172	$—	$—

For the three months ended September 30, 2019, the Funds did not have any transfers between Level 1, Level 2 and Level 3 securities.

Notes to Schedules of Investments – September 30, 2019 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Basis of Consolidation

The USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund’s (the “Fund”) Consolidated Schedule of Investments includes the holdings, including any investments in derivatives, of both the Fund and its consolidated trading subsidiary, USCF Cayman Commodity 2 (the “Subsidiary”). The Subsidiary, which is organized in the Cayman Islands and wholly-owned by the Fund, enables the Fund to hold derivatives, including futures contracts, and satisfy regulated investment company tax requirements provided that the Fund may only invest up to 25 percent of its total assets in the Subsidiary. Holdings specific to the Subsidiary are noted on the Consolidated Schedule of Investments.

As of September 30, 2019, net assets of the Fund and the Subsidiary were as follows:

Total Net Assets	Subsidiary Net Assets	% of Fund Represented by Subsidiary’s Net Assets
$ 5,359,929	$ 947,908	17.7%

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the USCF ETF Trust (the “Trust” or the “Registrant”) Board of Trustees. Investments in money market mutual funds are stated at net asset value (the “NAV”).

With respect to the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund, the Fund administrator uses the closing prices on the relevant Futures Exchanges of the Component Futures Contracts for the contracts held on the Futures Exchanges, but calculates or determines the value of all other investments of the Fund using market quotations, if available, or other information customarily used to determine the fair value of such investments.

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

Expenses of the Fund, which are directly identifiable to the Funds are applied to each Fund, and are paid directly by USCF Advisers LLC (the “Adviser”).

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis. Futures contracts ordinarily should be valued at the settlement prices quoted by market makers to determine appreciation or depreciation.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USCF ETF TRUST

By:	/s/ John P. Love
John P. Love
President (Principal Executive Officer)
Date: November 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love
John P. Love
President (Principal Executive Officer)
Date: November 15, 2019

By:	/s/ Stuart P. Crumbaugh
Stuart P. Crumbaugh
Treasurer (Principal Financial Officer)
Date: November 15, 2019